SUPPLEMENT TO THE PROSPECTUS,

SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

For the Wells Fargo Advantage VT Intrinsic Value Fund

(The “Fund”)

            Effective immediately, all references to Gary Lisenbee in the Fund’s prospectus, summary prospectus and SAI are removed.

April 15, 2013                                                                                                             VT2043/P1412SP